Investment in Associates - Summarized Investment in Associates (Detail) - Associates [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)
Disclosure of associates [Line Items]
Share of profit/(loss) of associates, net of tax	¥ (28)	$ (4)	¥ 456	¥ 245
Carrying amount of investment	¥ 2,185		¥ 3,836		$ 345